CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (623.9)	$ (403.3)	$ (527.3)	$ (336.1)	$ (846.9)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	908.1	1,004.1	1,330.9	1,344.2	1,526.0
Charges (gains) related to other operating expenses and other income (expense)	66.9	112.1	122.5	(77.7)	97.4
Other non-cash and non-operating items, net	(5.1)	(37.8)	(40.2)	27.7	265.6
Increase (decrease) in cash, excluding the effects of acquisitions and dispositions, resulting from changes in:
Accounts receivable, current and long-term	193.5	39.9	(49.8)	256.7	224.7
Other assets, current and long-term	3.8	220.6	260.0	239.3	298.3
Accounts payable and other liabilities, current and long-term	(243.8)	(92.7)	(34.6)	(1.2)	(386.1)
Income tax accounts	32.5	(304.7)	(294.1)	(337.3)	(424.3)
Net cash provided by operating activities	332.0	538.2	767.4	1,115.6	754.7
CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired		(1.9)	(32.9)	(19.2)	(1.8)
Contributions to equity method investments		(7.9)	(7.9)	(161.5)	(1.4)
Payments related to other businesses previously acquired	0.2	(3.2)	(4.4)	3.2	(1.4)
Proceeds from dispositions, net of expenses paid and cash disposed	14.5			1.7	21.2
Proceeds from sale of property and equipment	4.2	7.8	8.0	17.1	5.5
Additions to property and equipment	(132.3)	(136.3)	(193.1)	(202.9)	(210.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(128.0)	(141.2)	(177.2)	(201.9)	(159.6)
Other investing activities	7.2	7.3	10.4	4.9	18.4
Net cash used in investing activities	(234.2)	(275.4)	(397.1)	(558.6)	(329.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	(3.1)	(22.0)	99.1	(107.3)	75.1
Accrued interest funded upon issuance of notes	(6.5)	6.5	6.5
Debt modification (payments) proceeds and related financing costs, net	(49.0)	10.8	10.8	(39.7)	(61.2)
Principal payments on long-term debt	(72.4)	(60.2)	(83.3)	(104.5)	(220.4)
Proceeds from sale-leaseback transactions		13.8	13.8	14.2
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	(156.5)	(199.0)	(261.9)	(327.3)	(216.1)
Contributions from noncontrolling interests				0.8
Purchase of noncontrolling interests	(23.7)	(25.1)	(25.1)		(213.3)
Redemption of Parent's redeemable common stock	(7.5)	(0.5)	(1.7)	(0.5)	(2.5)
Cash dividends	(21.5)	(5.1)	(6.7)	(0.2)	(14.9)
Net cash used in financing activities	(340.2)	(280.8)	(248.5)	(564.5)	(653.3)
Effect of exchange rate changes on cash and cash equivalents	(7.3)	2.5	0.8	(16.3)	0.3
Change in cash and cash equivalents	(249.7)	(15.5)	122.6	(23.8)	(227.5)
Cash and cash equivalents at beginning of period	608.3	485.7	485.7	509.5	737.0
Cash and cash equivalents at end of period	$ 358.6	$ 470.2	$ 608.3	$ 485.7	$ 509.5